Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, deferred tax expense (benefit)	$ (3.5)	$ (0.7)	$ 0.6
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 0.4	$ 0.3	$ 0.2